iShares
®
MSCI Turkey ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  7 .8%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 3,078,565 $ 13,299,840
a
Air Freight & Logistics  —  0 .5%
Reysas Tasimacilik ve Lojistik Ticaret A.S.
(a) (b)
...... 2,559,589 813,546
a
Automobile Components  —  0 .3%
EGE Endustri VE Ticaret A.S. ................ 2,623 434,616
a
Automobiles  —  3 .2%
Ford Otomotiv Sanayi A.S. .................. 1,749,680 3,897,509
Tofas Turk Otomobil Fabrikasi A.S.
(b)
............ 277,547 1,502,960
5,400,469
a
Banks  —  16 .2%
Akbank TAS ............................ 7,002,938 10,683,997
Haci Omer Sabanci Holding A.S. .............. 2,338,633 4,511,652
Turkiye Is Bankasi A.S. , Class C ............... 19,326,486 6,180,753
Yapi ve Kredi Bankasi A.S.
(a)
................. 7,420,167 6,171,316
27,547,718
a
Beverages  —  1 .3%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(b)
...... 5,784,204 2,150,808
a
Capital Markets  —  1 .9%
Is Yatirim Menkul Degerler A.S. ............... 924,739 869,686
Tera Yatirim Menkul Degerler A.S.
(a)
............ 383,964 2,344,373
3,214,059
a
Chemicals  —  2 .0%
Gubre Fabrikalari TAS
(a) (b)
................... 183,269 1,349,543
Hektas Ticaret TAS
(a) (b)
..................... 10,064,142 753,873
Petkim Petrokimya Holding A.S.
(a) (b)
............. 3,343,873 1,338,924
3,442,340
a
Construction & Engineering  —  1 .2%
Ral Yatirim Holding A.S.
(a)
................... 286,835 1,429,409
Tekfen Holding A.S.
(a) (b)
..................... 425,729 681,146
2,110,555
a
Construction Materials  —  2 .0%
Baticim Bati Anadolu Cimento Sanayii A.S.
(a)
...... 5,232,224 418,566
Cimsa Cimento Sanayi VE Ticaret A.S.
(b)
......... 626,551 675,536
Nuh Cimento Sanayi A.S. ................... 203,659 1,088,226
Oyak Cimento Fabrikalari A.S.
(b)
............... 2,143,288 1,165,914
3,348,242
a
Consumer Staples Distribution & Retail  —  10 .1%
BIM Birlesik Magazalar A.S. .................. 1,013,321 12,813,718
Grainturk Tarim A.S. ....................... 80,976 519,184
Migros Ticaret A.S.
(b)
....................... 235,586 2,890,366
Sok Marketler Ticaret A.S.
(a)
.................. 923,238 1,000,279
17,223,547
a
Diversified REITs  —  2 .0%
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 7,081,996 1,659,638
Torunlar Gayrimenkul Yatirim Ortakligi A.S. ........ 427,995 731,457
Ziraat Gayrimenkul Yatirim Ortakligi A.S. ......... 2,070,756 1,081,634
3,472,729
a
Electric Utilities  —  0 .8%
Enerjisa Enerji A.S.
(b) (c)
..................... 744,651 1,405,072
a
Security Shares Value
a
Electrical Equipment  —  0 .8%
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.
(b)
..................... 668,081 $ 1,426,039
a
Financial Services  —  2 .6%
Destek Finans Faktoring A.S.
(a) (b)
.............. 187,129 3,856,945
Turkiye Sinai Kalkinma Bankasi A.S.
(a)
........... 2,036,781 617,006
4,473,951
a
Food Products  —  1 .3%
Efor Yatirim Sanayi Ticaret A.S. ............... 1,145,304 603,625
Ulker Biskuvi Sanayi A.S. ................... 601,361 1,569,590
2,173,215
a
Gas Utilities  —  1 .5%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S.
(a)
.. 1,426,626 861,321
Aygaz A.S. ............................. 93,872 463,825
Enerya Enerji A.S. ........................ 4,945,855 1,167,187
2,492,333
a
Ground Transportation  —  1 .7%
LDR Turizm A.S. ......................... 520,344 514,207
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a)
......... 746,007 2,441,565
2,955,772
a
Health Care Providers & Services  —  1 .4%
MLP Saglik Hizmetleri A.S.
(a) (c)
................ 242,248 1,882,054
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 259,629 418,754
2,300,808
a
Hotels, Restaurants & Leisure  —  0 .4%
TAB Gida Sanayi Ve Ticaret A.S. .............. 139,664 709,948
a
Household Durables  —  0 .3%
Arcelik A.S.
(a) (b)
.......................... 178,279 443,914
a
Independent Power and Renewable Electricity Producers  —  1 .1%
Aksa Enerji Uretim A.S.
(a) (b)
.................. 510,759 633,822
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(a)
..... 1,566,974 1,160,632
1,794,454
a
Industrial Conglomerates  —  7 .7%
AG Anadolu Grubu Holding A.S. ............... 754,987 496,320
Alarko Holding A.S.
(b)
...................... 510,635 1,128,798
Kiler Holding A.S.
(a)
....................... 710,282 2,640,500
KOC Holding A.S.
(b)
....................... 1,684,617 6,685,525
Turkiye Sise ve Cam Fabrikalari A.S. ............ 2,528,903 2,223,873
13,175,016
a
Industrial REITs  —  0 .3%
Reysas Gayrimenkul Yatirim Ortakligi A.S.
(a) (b)
...... 1,240,384 586,611
a
Insurance  —  1 .4%
Anadolu Anonim Turk Sigorta Sirketi ............ 1,335,968 707,256
Anadolu Hayat Emeklilik A.S. ................. 191,892 428,697
Turkiye Sigorta A.S. ....................... 4,368,711 1,245,817
2,381,770
a
Machinery  —  0 .8%
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a)
....... 61,875 668,229
Turk Traktor ve Ziraat Makineleri A.S. ........... 54,001 650,872
1,319,101
a
Metals & Mining  —  5 .9%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(a) (b)
.............................. 59,138 616,582
Eregli Demir ve Celik Fabrikalari TAS
(b)
.......... 7,970,785 4,479,871

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Turkey ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Metals & Mining (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (b)
........................... 2,427,722 $ 1,435,856
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a) (b)
.... 560,930 1,249,379
Turk Altin Isletmeleri A.S.
(a) (b)
................. 2,681,186 2,205,828
9,987,516
a
Oil, Gas & Consumable Fuels  —  5 .8%
Turkiye Petrol Rafinerileri A.S. ................ 2,143,444 9,832,905
a
Passenger Airlines  —  5 .9%
Pegasus Hava Tasimaciligi A.S.
(a) (b)
............. 608,493 2,881,456
Turk Hava Yollari AO ...................... 1,125,298 7,227,157
10,108,613
a
Personal Care Products  —  0 .3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret A.S. .................... 221,194 481,767
a
Pharmaceuticals  —  0 .5%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A.S. .. 182,206 800,397
a
Real Estate Management & Development  —  1 .0%
LYDIA HOLDING A.S.
(a)
..................... 172,573 706,514
Tera Yatirim Teknoloji Holding A.S.
(a)
............ 1,619,400 1,047,816
1,754,330
a
Residential REITs  —  1 .6%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(b)
... 5,589,277 2,783,132
a
Specialty Retail  —  1 .3%
Dogan Sirketler Grubu Holding A.S. ............ 3,300,811 1,328,441
Dogus Otomotiv Servis ve Ticaret A.S. .......... 190,801 810,319
2,138,760
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  1 .6%
Aksa Akrilik Kimya Sanayii A.S. ............... 4,985,239 $ 1,192,390
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(b) (c)
..... 1,753,380 1,557,312
2,749,702
a
Transportation Infrastructure  —  1 .8%
TAV Havalimanlari Holding A.S.
(a) (b)
............. 469,085 3,070,993
a
Wireless Telecommunication Services  —  3 .6%
Turkcell Iletisim Hizmetleri A.S. ................ 2,773,422 6,115,960
a
Total Long-Term Investments — 99.9%
(Cost: $ 181,644,392 ) ................................ 169,920,548
a
Short-Term Securities
Money Market Funds  —  17 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(d) (e) (f)
...................... 29,967,715 29,982,699
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(d) (e)
............................ 68,180 68,180
a
Total Short-Term Securities — 17.7%
(Cost: $ 30,050,092 ) ................................. 30,050,879
Total Investments — 117.6%
(Cost: $ 211,694,484 ) ................................ 199,971,427
Liabilities in Excess of Other Assets — ( 17 .6 ) % .............. (29,922,042)
Net Assets — 100.0% ................................. $ 170,049,385
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 13,965,882  $ 16,017,182
(a)
$ —  $ (366) $ 1  $ 29,982,699  29,967,715  $ 170,757
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1  68,179
(a)
—  —  —  68,180  68,180  1,240  —
$ (366) $ 1
$ 30,050,879
$ 171,997  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Turkey ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 29,684,164  $ 140,236,384  $ —  $ 169,920,548
Short-Term Securities
Money Market Funds ...................................... 30,050,879  —  —  30,050,879
$ 59,735,043  $ 140,236,384  $ —  $ 199,971,427
Portfolio Abbreviation
REIT Real Estate Investment Trust